CONSOLIDATED STATEMENTS OF CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY (DEFICIT) (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Business Acquisition [Line Items]
Issuance of Series B-1 convertible preferred stock, issuance costs	$ 105